Inventories	6 Months Ended
Jun. 30, 2014
Inventories [Abstract]
Inventories
4.      Inventories:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2013	June 30, 2014
Lubricants	$1,726	$2,099
Bunkers	-	3,128
Total	$1,726	$5,227